FINANCE LEASE LIABILITY (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 vessel
Lessee, Lease, Description [Line Items]
Number of years before option to buy vessel is available	6 years			6 years
Finance lease, interest expense | $	$ 21.1	$ 23.5	$ 25.8
14,000 TEU Containership
Lessee, Lease, Description [Line Items]
Container vessels acquired				4
10,600 TEU Containership
Lessee, Lease, Description [Line Items]
Container vessels acquired				3
Minimum
Lessee, Lease, Description [Line Items]
Term of lease or charter	6 years			6 years
Maximum
Lessee, Lease, Description [Line Items]
Term of lease or charter	11 years			11 years